Loans, financing, debentures and hedge derivative financial instruments - Notes (Details Textual)	1 Months Ended
Apr. 30, 2020 BRL (R$)
Unsecured commercial notes payable not convertible into shares, maturity at 6th April, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued	40
Face value unit	R$ 25,000,000,000
Final maturity	April 6, 2021
Payment of the face value	Lump sum at final maturity
Interest	DI + 3.10%
Payment of interest	Lump sum at final maturity
Reprice	Not applicable
Unsecured commercial notes payable not convertible into shares, maturity at 3rd April, 2021 [member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued	15
Face value unit	R$ 20,000,000,000
Final maturity	April 3, 2021
Payment of the face value	Lump sum at final maturity
Interest	DI + 2.00%
Payment of interest	Lump sum at final maturity
Reprice	Not applicable